Plan Description (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Schedule of Vesting Service	See vesting schedule below:

Years of Vesting Service	Vested Interest
Less than 3	0%
3 or more	100%